Annual Fund Operating Expenses - VanEck Technology TruSector ETF - VanEck Technology TruSector ETF Class	Aug. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.03%	[2],[3]
Expenses (as a percentage of Assets)	0.15%	[1]

[1]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.